SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right, Outstanding	1,250,000	1,250,000	1,397,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,615,000	2,615,000	1,920,000	2,235,000
Diluted weighted average number of common shares outstanding	49,405,027	51,339,216	47,256,630
Basic weighted average number of common shares outstanding	47,089,027	47,948,596	47,256,630
Cash, Uninsured Amount	$ 1,684,369	$ 737,523	$ 694,941
XG Mining [Member]
Equity Method Investment, Ownership Percentage	90.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.00%